GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
General and Administrative Expense [Abstract]
Schedule of General and Administrative Expenses
	For the year ended December 31,
	2 0 1 9	2 0 1 8	2 0 1 7

Salaries and related expenses	1,506	1,839	1,395
Share-based compensation, net	95	(299)	610
Professional services	705	833	414
Office rent and maintenance	180	163	161
Depreciation	17	10	10
Others	1,092	899	574
Total general and administrative expenses	3,595	3,445	3,164